Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	Delaware Group Foundation Funds
EntityCentralIndexKey	dei_EntityCentralIndexKey	0001048133
AmendmentFlag	dei_AmendmentFlag	false
DocumentCreationDate	dei_DocumentCreationDate	Nov. 28, 2018
DocumentEffectiveDate	dei_DocumentEffectiveDate	Nov. 28, 2018
ProspectusDate	rr_ProspectusDate	Jul. 30, 2018
Delaware Foundation Moderate Allocation Fund
RiskReturnAbstract	rr_RiskReturnAbstract
SupplementToProspectusTextBlock	rr_SupplementToProspectusTextBlock

DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Moderate Allocation Fund ("Fund")

Supplement to the Fund's Statutory Prospectus dated July 30, 2018

At a meeting on November 14, 2018, Delaware Group® Foundation Funds' Board of Trustees (Board) approved a name change for the Fund. The Fund's name will change from "Delaware Foundation® Moderate Allocation Fund" to "Delaware Strategic Allocation Fund." At the same meeting, the Board also approved the appointment of Macquarie Investment Management Austria Kapitalanlage AG as a sub-advisor to the Fund. Both the name change and the sub-advisor appointment will be effective on or around close of business January 25, 2019 (Effective Date).

Consistent with these changes, upon the Effective Date:

All references to "Delaware Foundation® Moderate Allocation Fund" are hereby replaced with "Delaware Strategic Allocation Fund" in the Fund's Statutory Prospectus.

The following replaces the paragraph under the section entitled, "What are the Fund's principal investment strategies?":

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), one of the Fund's sub-advisors that is primarily responsible for the day-to-day management of the portfolio, uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

The following replaces the information under the section entitled, "Who manages the Fund?":

Investment manager and sub-advisors

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), is the Fund's investment manager. Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Jackson Square Partners, LLC (JSP) serve as sub-advisors for the Fund. MIMAK is primarily responsible for the day-to-day management of the Fund's portfolio and determines its asset allocation.

Portfolio managers

Portfolio managers	Title with MIMAK	Start date on the Fund
Stefan Loewenthal	Chief Investment Officer	January 2019
Juergen Wurzer	Deputy Head of Portfolio Management	January 2019

The following information replaces the second paragraph in the section entitled, "How we manage the Fund - The risks of investing in the Fund - Company size risk":

How the Fund strives to manage it: The Fund maintains a well-diversified portfolio, in which the Manager and JSP select stocks carefully and monitor them continually. In determining the asset allocation for the Fund, MIMAK will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.

The following replaces information under the section entitled, "Who manages the Fund – Sub-advisor":

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, is the sub-advisor responsible for determining the asset allocation for the Fund. MIMAK is an affiliate of the Manager and is primarily responsible for the day-to-day management of the Fund's portfolio. As of October 31, 2018, MIMAK manages a total of $3.1 billion in assets, including institutional separate accounts and other investment vehicles. Although MIMAK serves as a sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager has entered into a separate sub-advisory agreement with MIMAK and compensates MIMAK out of the investment advisory fees it receives from the Fund.

A discussion of the basis for the Board's approval of the Fund's sub-advisory contract with MIMAK will be available in the Fund's annual report to shareholders for the fiscal year ended March 31, 2019.

Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, CA 94111, is the sub-advisor to the Fund's large cap growth investment sleeve. JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of the Manager, and California Street Partners, LP, a Delaware limited partnership owned by certain JSP personnel. As of March 31, 2018, JSP manages a total of $21.6 billion in assets, including mutual funds, separate accounts, and other investment vehicles, of which approximately $1.7 billion are non-discretionary assets under advisement. Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager has entered into a separate sub-advisory agreement with JSP and compensates JSP out of the investment advisory fees it receives from the Fund.

A discussion of the basis for the Board's approval of the Fund's sub-advisory contract with JSP is available in the Fund's semiannual report to shareholders for the period ended Sept. 30, 2017.

The following replaces information under the section entitled, "Who manages the Fund – Portfolio managers":

Stefan Loewenthal and Juergen Wurzer of MIMAK determine the asset allocation and have primary responsibility for making day-to-day investment decisions for the Fund. When making investment decisions for the Fund, Messrs. Loewenthal and Wurzer regularly consult with the investment teams of the Manager and JSP as needed.

Stefan Loewenthal, CFA Chief Investment Officer – Macquarie Investment Management Austria Kapitalanlage AG

Stefan Loewenthal is the chief investment officer for Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), a role he assumed in February 2013. He heads the portfolio management team, which is responsible for all asset allocation and security selection decisions, the management of mutual funds, as well as the development of new investment strategies. In addition, Loewenthal oversees the investment policy committee, which is responsible for strategic investment decisions at MIMAK. He began his career with Macquarie in February 2008 as a portfolio manager. He holds a Master of Management Science from Vienna University of Economics and Business. Loewenthal is a lecturer for economics at the IMC University of applied sciences in Krems (Austria) and the Qiongzhou University in Sanya (China).

Juergen Wurzer, CFA  Deputy Head of Portfolio Management, Senior Investment Manager – Macquarie Investment Management Austria Kapitalanlage AG

Juergen Wurzer rejoined Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) in April 2018, as deputy head of portfolio management for the firm's global multi asset team based in Vienna. Prior to that, he worked at Erste Asset Management as a senior fund manager on the multi asset management team from September 2016 to March 2018. Wurzer previously worked at MIMAK from January 2007 to August 2016, leaving the firm as senior investment manager on the global multi asset team. He graduated from University of Applied Sciences Wiener Neustadt with a master's degree. Wurzer is a lecturer for asset allocation, quantitative finance, portfolio, and risk management at several educational institutions.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated November 28, 2018.